Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	¥ 94,086,556	¥ 90,206,688
Commercial [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		89,986,154	85,785,114
Commercial [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,195,513	3,801,311
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		904,889	620,263
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	40,405	56,031
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		18,333	20,939
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		16,081	28,398
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,991	6,694
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	57,545,912	54,704,973
Commercial [Member] | Domestic [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		54,765,780	51,408,556
Commercial [Member] | Domestic [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,077,010	2,782,394
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		703,122	514,023
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	12,104,338	11,691,323
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,129,300	10,522,968
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		602,097	1,049,399
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		372,941	118,956
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	912,557	977,091
Commercial [Member] | Domestic [Member] | Construction [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		842,100	887,030
Commercial [Member] | Domestic [Member] | Construction [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		55,250	69,953
Commercial [Member] | Domestic [Member] | Construction [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		15,207	20,108
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,061,688	10,737,653
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,540,325	10,101,657
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		461,238	559,144
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		60,125	76,852
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,489,732	2,672,828
Commercial [Member] | Domestic [Member] | Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,232,882	2,383,133
Commercial [Member] | Domestic [Member] | Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		216,327	235,506
Commercial [Member] | Domestic [Member] | Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		40,523	54,189
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	7,881,980	8,323,941
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,226,154	7,582,985
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		523,813	582,992
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		132,013	157,964
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	5,146,822	4,329,670
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,133,471	4,313,416
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		12,676	10,539
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		675	5,715
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,504,037	1,527,406
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,432,234	1,449,687
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		51,533	54,515
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,270	23,204
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,736,845	12,670,780
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,611,047	12,504,635
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		96,522	147,477
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		29,276	18,668
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,707,913	1,774,281
Commercial [Member] | Domestic [Member] | Consumer [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,618,267	1,663,045
Commercial [Member] | Domestic [Member] | Consumer [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		57,554	72,869
Commercial [Member] | Domestic [Member] | Consumer [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		32,092	38,367
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	36,500,239	35,445,684
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		35,202,041	34,355,619
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,102,422	990,519
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		195,776	99,546
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,236,726	14,546,562
Residential [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,156,030	14,449,091
Residential [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		80,696	97,471
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	593,909	564,606
Card [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		530,858	497,017
Card [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		63,051	67,589
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	9,355,127	9,240,881
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		43,037	53,884
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,650,744	3,820,953
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		27,137	32,669
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,373,188	5,229,700
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		126,279	76,670
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		177,779	80,889
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	4,674,281	3,857,326
Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,421,957	3,653,931
Krungsri [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		161,557	118,164
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 90,767	¥ 85,231

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include FDIC covered loans and small business loans which are not individually rated totaling ¥53,884 million and ¥43,037 million as of March 31, 2015 and 2016, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.